OIL AND GAS PROPERTY, NET	6 Months Ended
Jun. 30, 2021
Extractive Industries [Abstract]
OIL AND GAS PROPERTY, NET

NOTE 5 – OIL AND GAS PROPERTY, NET

The following tables summarize the Company’s oil and gas activities by classification.

	June 30, 2021	December 31, 2020
	(Unaudited)
Oil and gas property – subject to amortization	$22,053,581	$20,912,041
Accumulated depletion and impairment	(19,839,524)	(19,573,054)
Oil and gas property – subject to amortization, net	$2,214,057	$1,338,987

Oil and gas property – not subject to amortization	$1,129,500	$1,113,494
Accumulated impairment	-	-
Oil and gas property – not subject to amortization, net	$1,129,500	$1,113,494

The following shows the movement of the oil and gas property – subject to amortization balance.

Oil & Gas Property – Kruh
December 31, 2020	$1,338,987
Additional capitalization	1,141,540
Depletion	(266,470)
June 30, 2021 (Unaudited)	$2,214,057

For the six months ended June 30, 2021, the Company incurred an aggregated development costs and abandonment and site restoration provisions, which were capitalized, at $1,141,540, mainly for the purpose of drilling 3 new wells at Kruh Block, geological and geophysical studies as well as development administration for these new wells.

Depletion recorded for production on properties subject to amortization for the six months ended June 30, 2021 and 2020, were $266,470 and $265,625, respectively.

Furthermore, for the six months ended June 30, 2021, the Company did not record any impairment to the oil and gas property according to the ceiling tests conducted, which showed that the present value of estimated future net revenues generated by the oil and gas property exceeded the carrying balances.